Note 9 - Summary of Stock Options (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 22, 2015	Jul. 21, 2015
The 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	39,024		40,266
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 11.10		$ 12.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 193 days		6 years 233 days
Conversion of Stock Exchange Ratio	0.0080497		0.0080497
Two Thousand Five Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	2,778		2,778
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,778		2,778
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 102.68		$ 102.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 131 days		1 year 131 days
The 2013 Plan [Member] | Holdings Greater Than 10 Percent of Shares Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years		5 years
The 2013 Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	130,918		243,047
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,089,966		979,151
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.01		$ 5.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 131 days		9 years 186 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	110.00%		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,262,500	388,949
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.56	$ 2	$ 3.13	$ 2.58
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Allocated Share-based Compensation Expense	$ 188,000	$ 42,000	$ 220,000	$ 184,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 2,598,000		$ 2,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 182 days		3 years 259 days
Acceleration of Vesting of Approximately 140,000 Affected Stock Options [Member] | Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense				$ 103,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 2,000	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,131,768		1,022,195	286,501	45,427
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.42		$ 6.47	$ 8.16	$ 9.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 87 days		9 years 135 days	9 years 116 days	8 years 292 days
Allocated Share-based Compensation Expense	$ 188,000	$ 42,000	$ 220,000	$ 184,000
Stock Options Acceleration of Vesting Number				17,500